Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts		$ 2,954	$ 5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		148,913	127,866
Tax credit carry forwards		3,724	3,829
Charitable contributions carry forward		469	409
Other			516
Gross deferred tax assets		251,208	228,998
Less: valuation allowance		(3,755)	(3,332)
Net deferred tax assets		247,453	225,666
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries			(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,958)	(303,659)
Net deferred tax liabilities		(82,505)	(77,993)
Classification in the consolidated balance sheets:
Current deferred tax assets	10,783	9,812	9,241
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(95,385)	(92,317)	(87,234)
Net deferred tax liabilities		(82,505)	(77,993)
LAMAR MEDIA CORP
Deferred tax assets:
Allowance for doubtful accounts		2,954	5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		99,811	79,061
Tax credit carry forwards		18,496	18,600
Charitable contributions carry forward		469	409
Other			516
Gross deferred tax assets		216,878	194,964
Less: valuation allowance		(3,205)	(2,785)
Net deferred tax assets		213,673	192,179
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,291)	(281,246)
Undistributed earnings of foreign subsidiaries			(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,323)	(303,021)
Net deferred tax liabilities		(115,650)	(110,842)
Classification in the consolidated balance sheets:
Current deferred tax assets	10,783	9,812	9,241
Current deferred tax liabilities
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities	(128,652)	(125,462)	(120,083)
Net deferred tax liabilities		$ (115,650)	$ (110,842)